Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period.

The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of share-based awards, inventory write-offs, warranty provision, allowance for credit losses and provision for rebates and returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in United States dollars:

Most of the revenues of the Company and its subsidiaries are denominated in U.S. dollars. The U.S. dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar. Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s statements of operations as financial income, net in the period in which the currency exchange rates change.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions, including profits from intercompany sales, have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition. Short-term bank deposits are presented at their cost.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with an original maturity of more than three months but less than one year from the date of acquisition.

f.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC 320, “Investments - Debt Securities”. Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determinations at each balance sheet date. The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date and the entity’s expectations of sales and redemptions in the following year.

The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in shareholders’ equity. Realized gains and losses on sales of marketable securities are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The Company does not intend to sell the investments, nor is it more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income, net.

At each reporting period, the Company evaluates whether declines in fair value below amortized cost are due to expected credit losses, as well as the Company’s ability and intent to hold the investment until a forecasted recovery occurs in accordance with ASC 326, Financial Instrument- Credit losses. Allowance for credit losses on available-for-sale marketable securities are recognized in the Company’s consolidated statements of operations, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders’ equity.

The Company did not recognize an allowance for credit losses on marketable securities for the years ended December 31, 2024 and 2022. During 2023 the Company recorded an allowance for credit losses on available-for-sale marketable securities of $93  , which was recognized in the Company’s consolidated statements of operations.

g.	Inventories:

Inventories are measured at the lower of cost or net realizable value. The cost of inventories comprises cost of purchases and costs incurred in bringing the inventories to their present location and condition. Inventory write-off is measured as the difference between the cost of the inventory and net realizable value and is charged to cost of sales.

Cost of inventories is determined as follows:

Raw materials and components - on a first-in, first-out cost basis. Finished goods - materials, on a first-in, first-out cost basis and other direct manufacturing costs.

Inventory provisions have been provided to cover risks arising from slow-moving items, technological obsolescence and excess inventories according to revenue forecasts.

During the years ended December 31, 2024, 2023 and 2022, the Company recorded inventory provisions and write-offs in a total amount of $4,607, $22,001 and $11,445, respectively.

For the years ended December 31, 2024 and 2023, a part of inventory write-offs and provisions of $789 and $11,009, respectively was recorded as a result of the Company’s restructuring (see Note 2(ad)).

h.	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Equipment on lease (*)	14
Leasehold improvements	(**)
Building and land	(***)

(*)	Equipment on lease is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the equipment on lease, which was determined to be 7 years.

The Company records a write-off provision for any excess, lost or damaged equipment when warranted based on an assessment of the equipment. Write-offs for equipment are included in cost of revenues.

h.	Property, plant and equipment, net (Cont.)

(**)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(***)	Building and land consist of land and an ink manufacturing plant. In September 2018, the Company purchased the land which includes long-term leasehold rights, with a lease term of 49 years, which may be renewed for an additional 49 years. The manufacturing plant useful life is 25 years.

i.	Leases:

Lessee accounting:

The Company determines if an arrangement is a lease at inception. Contracts containing a lease are further evaluated for classification as an operating or finance lease. In determining the lease’s classification, the Company assesses among other criteria: (i) if 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) if 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset. Operating leases are included in operating lease right-of-use (“ROU”) assets, current operating lease liabilities and non-current operating lease liabilities in the Company’s consolidated balance sheets. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. For leases with terms greater than 12 months, the Company records the ROU asset and liability at the commencement date based on the present value of lease payments according to their term. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

The Company uses incremental borrowing rates based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses are recognized on a straight-line basis over the lease term or the useful life of the leased asset.

In addition, the carrying amount of the ROU and lease liabilities are remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

j.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations” (“ASC No. 805”). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Acquisition related costs are expensed in the statement of operations in the period incurred.

k.	Goodwill:

Goodwill reflects the excess of the purchase price of a business acquired over the fair value of net assets acquired. Under ASC No. 350, “Intangibles – Goodwill and other” (“ASC No. 350”), goodwill is not amortized but is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Company has elected to perform an annual impairment test of goodwill as of December 31 of each year, or more frequently if impairment indicators are present.

The Company operates in one operating segment and this segment comprises the Company’s sole reporting unit. ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If an entity elects not to use this option, or if an entity determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the entity prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the entity recognizes an impairment of goodwill for the amount of this excess.

During the years ended December 31, 2024, 2023 and 2022, no impairment of goodwill was recorded.

l.	Intangible assets:

Acquired identifiable finite-lived intangible assets are amortized on a straight-line basis or accelerated method over the estimated useful lives of the assets. The basis of amortization approximates the pattern in which the assets are utilized, over their estimated useful lives.

The Company routinely reviews the remaining estimated useful lives of finite-lived intangible assets. In case the Company reduces the estimated useful life for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life.

m.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360-10, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2024, and 2022, no impairment of long-lived assets and finite-lived intangible assets was recorded. For the year ended December 31, 2023, an impairment loss of $1,118, related to operating lease right-of-use assets was recorded as a result of the Company’s restructuring (see Note 2ad).

n.	Revenue recognition:

The Company generates revenues from sales of systems, consumables and services, including software subscriptions and transaction-based revenues. The Company sells its products directly to end-users and indirectly through independent distributors, all of whom are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. Therefore, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when, or as, the Company satisfies a performance obligation.

Revenues from products, which consist of systems and consumables, are recognized at the point in time when control has transferred, in accordance with the agreed-upon delivery terms. Revenues from services are derived mainly from the sale of print heads, spare parts, upgrade kits, service contracts and software subscriptions. The Company’s revenues from print heads, spare parts and upgrade kits revenues are recognized at the point in time when control has transferred. Service contracts and software subscriptions are recognized over time, on a straight-line basis, over the period of the service as the services have a consistent continuous pattern of transfer to a customer during the contract period.

For multiple performance obligations arrangements, such as selling a system with service contract, installation and training, the Company accounts for each performance obligation separately as it is distinct. The transaction price is allocated to each distinct performance obligation on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed, or service has been rendered. In most cases, the Company can establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

The Company does not account for training and installation as a separate performance obligation due to its immateriality in the context of its contracts. Accordingly, revenues from training and installation are recognized upon the delivery of its systems.

The Company periodically provides customer incentive programs in the form of product discounts, volume-based rebates and warrants (see also note 10f), which are accounted for as a variable consideration that are deducted from revenue in the period in which the revenue is recognized. These reductions to revenue are made based upon estimates that are determined according to historical experience and the specific terms and conditions of the incentive.

The Company maintains a provision for returns which is estimated, primarily based on historical experience as well as management judgment, and is recorded as a reduction of revenue. Such provision amounted to $1,243 and $1,166 as of December 31, 2024 and 2023, respectively, and is included under accrued expenses and other current liabilities in the consolidated balance sheets.

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,357 and $2,218 as of December 31, 2024 and 2023, respectively, and are presented under deferred revenues and customers advances and other non-current liabilities. During the year ended December 31, 2024, the Company recognized revenues in amount of $2,158, which had been included in the contract liabilities balance on January 1, 2024.

In cases where the Company’s customers trade-in old systems as part of a sale of new systems, the fair value of the old systems is recorded as inventory, provided that such value can be recovered.

Sales to the Company’s independent distributors accounted for approximately 9%, 13% and 19% of 2024, 2023 and 2022 revenues, respectively.

Remaining performance obligations represent contracted revenues that have not yet been recognized, and which includes deferred revenues and non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The Company elected to apply the optional exemption under paragraph ASC 606-10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet.

The aggregate amount of transaction price allocated to the remaining performance obligations was $4,422 as of December 31, 2024, which are expected to be satisfied and recognized in future periods as represented in the following table:

	2025	2026	2027 and thereafter

Service contracts and software subscriptions	$4,404	$18	$-

The Company has elected to apply the practical expedient for the financing component for transactions in which the difference between the payment date and the revenue recognition timing is up to 12 months. Payment terms between the Company and its payors are typically up to twelve months, and vary by the type of payer, country of sale and the products or services offered.

o.	Shipping and Handling:

Shipping and handling fees charged to the Company’s customers are recognized as revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenue.

p.	Cost of revenues:

Cost of revenues is comprised mainly of cost of systems and parts, ink production, employees’ salaries and related costs, allocated overhead expenses, import taxes, inventory write-offs, royalties and shipping and handling fees.

q.	Warranty costs:

The Company typically provides assurance type standard warranty for six months on its systems including parts and labor. A provision is recorded for estimated warranty costs at the time revenues are recognized based on historical warranty costs and management’s estimates. Factors that affect the Company’s warranty liability include the number of systems, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The following are the changes in the liability for product warranty from January 1, 2023 to December 31, 2024:

Balance at January 1, 2023	$1,918

Additions and adjustments to cost of revenues	2,492
Reduction for payments and costs to satisfy claims	(3,087)
Balance at December 31, 2023	$1,323

Additions and adjustments to cost of revenues	1,761
Reduction for payments and costs to satisfy claims	(2,032)

Balance at December 31, 2024	$1,052

r.	Research and development expenses, net:

Research and development expenses, net of government grants, are charged to the statement of operations, as incurred, except for development expenses which are capitalized as described in note 2s.

s.	Internal use software:

The Company capitalizes qualifying costs incurred during the application development stage related to software developed for internal use. These costs are capitalized based on the qualifying criteria. Such costs are amortized over the software’s estimated life of three years. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the development or implementation of the software. Capitalized internal-use software costs are included in intangibles assets, net in the consolidated balance sheet.

t.	Implementation costs incurred in a cloud computing arrangements that is a service contract:

The Company’s cloud computing arrangements (“CCA”) that are service contracts consist of an arrangement with third party vendors for internal use of their software applications that they host. The Company defers implementation costs incurred in relation to those arrangements, including costs for software application coding, configuration, integration and customization, while associated process reengineering, training, maintenance and data conversion costs are expensed. The short-term portion of deferred costs are included in prepaid expenses and other current assets in the consolidated balance sheets, while the long-term portion of deferred costs are included in other non-current assets. Amortized implementation costs incurred in CCA that are service contracts will be recognized using the straight-line method over the term of the hosting arrangement, up to eight years, which represents the noncancellable terms of the CCA, plus any optional renewal periods that the Company is reasonably certain to exercise. Deferred implementation costs are subject to assessment for potential impairment whenever events or changes in circumstances indicate that the carrying values may not be recoverable.

Deferred implementation costs incurred in CCA amounted to $10,073, and $7,424 as of December 31, 2024 and 2023, respectively. Amortization of the implementation costs commenced on January 1, 2023.

Amortization expenses of the implementation costs for the years ended December 31, 2024, and 2023 were $1,366, and $848, respectively.

u.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation – Stock Compensation” (“ASC No. 718”) that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Suboptimal exercise multiple	2.8	2.8	2.8
Risk free interest rate	4.01%-3.82%	4.26%-4.30%	3.02%-4.09%
Volatility	58.29%-62.88%	57.75%-60.75%	58.67%-69.13%
Dividend yield	0%	0%	0%

The expected volatility is derived from the volatility of the Company’s share price based upon actual historical stock price movements. The computation of the suboptimal exercise multiple is derived from empirical studies, based on those studies, the early exercise factor of public companies is approximately 150% for managers and 100% for other employees. The interest rate for the period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The fair value of each restricted stock unit (“RSU”) including performance based RSUs (“PSU”) is the market value of a single ordinary share of the Company, as determined based on the closing price of the Company’s ordinary shares on the date immediately prior to the day of grant.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

v.	Derivatives and hedging:

The Company follows ASC No. 815, “Derivatives and Hedging” which requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheets at fair value. Accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. Due to the Company’s global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business.

The Company uses derivative financial instruments, specifically foreign currency forward and option contracts, to manage exposure to foreign currency risks, by hedging a portion of the Company’s forecasted payroll and related expenses denominated in New Israeli Shekels that it expects to incur within a year. The effect of exchange rate changes on foreign currency hedging contracts is expected to partially offset the effect of exchange rate changes on the underlying hedged item.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in “financial income, net”.

The Company measured the fair value of these contracts in accordance with ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), and they were classified as level 2 of the fair value hierarchy.

1.	Derivative instruments notional amounts:

The following table summarizes the notional amounts for hedged items:

	December 31,
	2024	2023

Designated cash flow hedges	-	$38,465
Non-designated hedges	-	491
	-	$38,956
2.	Derivative instrument outstanding:

As of December 31, 2023, the fair value of the Company’s outstanding forward and option contracts amounted to $595 which are included within “Prepaid expenses and other current assets” and “accrued expenses and other current liabilities”, respectively, on the balance sheets. As of December 31, 2024 there was no outstanding forward and option contracts.

3.	Derivative instrument gains and losses

The following table sets forth the expense (income) from derivatives instruments included in the consolidated statements of operations and reclassified from other comprehensive income:

	Year ended December 31,
	2024	2023	2022

Cost of revenues	$(105)	$814	$674
Research and development	(240)	1,144	1,029
Sales and marketing	(63)	368	365
General and administrative	(96)	548	481

The Company’s outstanding derivatives designated as cash flow hedging instruments and their related gains and losses, are reported in the statement of cash flows as cash flows from operating activities.

The maximum length of time over which the Company hedges its exposure to the variability in future cash flows for forecasted transactions is less than 12 months.

w.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. Deferred tax assets and liabilities are classified as non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

x.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, foreign exchange contracts and trade receivables.

The majority of the Company’s and its subsidiaries’ cash and cash equivalents, bank deposits and marketable securities are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that they bear a lower risk.

The Company attempts to limit its exposure to interest rate risk by investing in securities with maturities of less than four years; however, the Company may be unable to successfully limit its risk to interest rate fluctuations. At any time, a sharp rise in interest rates could have a material adverse impact on the fair value of its investment portfolio. Conversely, declines in interest rates could have a material favorable impact on the fair value of its investment portfolio. Increases or decreases in interest rates could have a material impact on interest earnings related to new investments during the period.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located in the United States, Europe, Asia Pacific and Latin America. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit from its customers, other collaterals or additional guarantees. The allowance for credit loss is based on the Company’s assessment of historical collection experience, customer creditworthiness, and current and future economic and market conditions. The Company regularly reviews the adequacy of the allowance for credit loss based on a combination of factors, including an assessment of the current customer’s aging balance, the nature and size of the customer and the financial status of the customer. Accounts receivable deemed uncollectable are charged against the allowance for credit loss when identified. Doubtful debt expense is included in Sales and Marketing in the Consolidated Statements of Income (Loss). The allowance for credit loss as of December 31, 2024 and 2023, amounted to $9,243 and $5,227, respectively.

The change in 2024 and 2023, current period provision allowance for credit loss amounted to $4,299 and $5,152, respectively, which was partially offset by a write-off amount of $283 and $663, respectively.

y.	Transfers of financial assets:

ASC 860 “Transfers and Servicing”, (“ASC 860”), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company’s arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to two financial institutions.

For the year ended December 31, 2024, 2023 and 2022, the Company sold trade receivables to financial institutions in a total net amount of $2,739, $2,262 and $616, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. During the year ended December 31, 2024, 2023 and 2022, the Company recorded an aggregate amount of $340, $356 and $41, respectively, as financial expenses related to its factoring arrangements.

z.	Severance pay:

The Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month’s salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company’s balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2024, 2023 and 2022 were $3,066, $3,144 and $3,554, respectively.

aa.	Fair value of financial instruments:

The Company applies ASC No. 820. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC No. 820 establishes a hierarchy for inputs used in measuring fair value that maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amount of cash, cash equivalents, short term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables and accrued expenses and other current liabilities approximates their fair value due to the short-term maturities of such instruments.

The Company measures its marketable securities and foreign currency derivative instruments at fair value. Marketable securities and foreign currency derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

ab.	Basic and diluted earnings (losses) per share:

Basic earnings No. 260, “Earnings Per Share” is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with the relevant ASC.

For the years ended December 31, 2024, 2023 and 2022, all outstanding options and RSU’s of 2,752,644, 2,306,577 and 1,718,661, respectively, have been excluded from the calculation of the diluted earnings per share since their effect was anti-dilutive.

ac.	Segment reporting:

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”), or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. Consolidated net income in the consolidated statements of income (loss) is the measure of financial profit and loss most closely aligned with generally accepted accounting principles that is used by the CODM to assess performance and resource allocation. Our Chief Executive Officer is our chief operating decision maker who evaluates performance and makes operating decisions about allocating resources and based on consolidated financial data and assessing performance. Further, the CODM reviews and utilizes functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations, evaluate return on total assets in deciding whether to invest in the development and expansion of our consolidated operations or into strategic transactions, such as acquisitions and capital repurchases.

ad.	Restructuring:

During 2023, the Company decided upon a cost savings initiative which resulted in restructuring charge. Included in this restructuring is a workforce reduction, a consolidation of facilities and a phasing out of legacy platforms.

As a result, the Company recognized a workforce reduction of approximately 10% in 2023, and an additional 4% in 2024, recorded as severance and other related expenses for the impacted employees, in addition to other related expenses.

The Company substantially completed these actions by March 27, 2025.

A summary of the restructuring charges for the year ended December 31, 2024 and 2023 by major activity type is as follows:

	December 31, 2024
	Employee termination costs	Write-off	Others	Total

Cost of product revenues	$894	$789	$-	$1,683
Cost of service revenues	298	-	-	298
Research and development	235	-	-	235
Sales and marketing	190	-	-	190
General and administrative	437	-	-	437
	$2,054	$789	$-	$2,843
	December 31, 2023
	Employee termination costs	Write-off	Others	Total

Cost of product revenues	$147	$5,510	$-	$5,657
Cost of service revenues	433	5,499	-	5,932
Research and development	283	598	-	881
Sales and marketing	719	-	2,211	2,930
General and administrative	597	3,378	-	3,975

	$2,179	$14,985	$2,211	$19,375

For the year ended December 31, 2023, the Company recorded $11,009 of inventory write-off in cost of revenues as a result.

The liabilities related to the restructuring plan as of December 31, 2024 and 2023 amounted to $1,172 and $4,558 respectively. The liabilities related to the restructuring plan as of December 31, 2023 were paid in full in 2024.

ae.	Recently adopted accounting pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company adopted ASU 2023-07 during the year ended December 31, 2024, refer to note 16.

af.	Recently issued accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires an entity to disclose the amounts purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. It also requires an entity to include certain amounts that are already required to be disclosed under current GAAP in the same disclosure. Additionally, it requires an entity to disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and to disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2026, and the Company is currently evaluating the impact of adopting ASU 2024-03.